SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Accounts receivable, before allowance for doubtful accounts	$ 28,300		$ 25,600
Allowance for doubtful accounts	99		108	$ 1,552
Depreciation expense	1,600	$ 1,700
Related party liability and other	$ 2,228		$ 2,018